Revenue (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Revenue

	Years Ended December 31

(in thousands)	2025		2024

Sales

Gold credit sales	$1,436,218	62%	$796,051	62%

Silver

Silver credit sales	$668,942	29%	$381,487	30%

Concentrate sales	167,729	7%	76,343	6%

Total silver sales	$836,671	36%	$457,830	36%

Palladium credit sales	$10,536	1%	$16,999	1%

Cobalt sales	$31,175	1%	$13,759	1%

Total sales revenue	$2,314,600	100%	$1,284,639	100%